IRA Ideal!

Defined Asset Funds[SM]

Select Series

Standard & Poor's
Intrinsic Value Portfolio

1998
Series B

A Value Approach
to Selecting
Mid to Large Cap
Growth Stocks

VALUE


[ML Logo] Merrill Lynch

A Value Approach to Selecting
Mid to Large Cap Growth Stocks

At one time, it was thought that intrinsic value and "book" or liquidation value were the same. Intrinsic Value, however, goes beyond these traditional measurements in search of real earnings value. The screening process asks what is the company's business worth? What is its future earnings potential? Standard & Poor's,* our Portfolio Consultant, seeks to determine if the current market price justifies the purchase of a stock. The goal is to identify those stocks whose intrinsic value is higher than the current market price.

--------------
      * Standard & Poor's is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Defined Asset Funds. The Portfolio is not sponsored, managed, sold or promoted by Standard & Poor's.

Determining Intrinsic Value

Standard & Poor's has developed a proprietary analytical process using a combination of fundamental and valuation measurements which seeks to identify stocks with growth potential. This process uses a quantitative analysis and a series of screens to select the stocks that are eligible for inclusion in the Intrinsic Value Portfolio.

The Standard & Poor's Intrinsic Value Portfolio

The Portfolio seeks capital appreciation by investing, for about one year, in stocks believed to have potential for growth based on a combination of fundamental and valuation measurements. After one year, you may roll your investment into a new Portfolio, if available. Although this is a one year investment, we recommend staying with the Strategy for at least three to five years for potentially more consistent results.

Is this right for you?

This Portfolio is designed for investors who seek capital appreciation and are willing and able to withstand above average price volatility associated with growth stocks.

Intrinsic Value Portfolio - The Screening Process



Compustat Database 10,156 stocks
[INSERT Graphics]
Free Cash Flow greater than $20 million

1,574 Stocks
[INSERT Graphics]
Net Margins of 15% or more

253 Stocks
[INSERT Graphics]
Return on Equity of 15% or more

103 Stocks
[INSERT Graphics]
Market Acceptance

58 Stocks
[INSERT Graphics]
Eliminate Overpriced Stocks

Defined Funds Liquidity Screen

39 Stocks
[INSERT Graphics]
Intrinsic Value Portfolio

Companies with High Free Cash Flow
Free Cash Flow of more than $20 million for the last year. This measure is calculated by adding a company's net income, depreciation and amortization, and then subtracting its capital expenditures. This is intended to identify companies with high positive cash flows.

Profitability

Net Profit Margins of 15% or more for the last year. This represents net income, divided by sales. It measures a company's franchise value.

Return on Equity of more than 15% for the last three fiscal years and the last four quarters. Return on equity is net income as a percentage of common equity. This is intended to measure how efficiently the company is using its capital.

Market Acceptance

Good value of reinvested earnings. To pass this screen, growth in market capitalization must exceed the growth in retained earnings of the company over the last five years. This screen selects companies that have been able to add more than a dollar of market value for every additional dollar of earnings retained. This measures market acceptance and momentum.

Eliminate Overpriced Stocks

Stocks trades below Intrinsic Value. Only stocks whose current price is below the present value of their estimated free cash flow, as calculated by Standard & Poor's, will be included.

Liquidity

Defined Assets Funds[SM] reviews the remaining stocks for market capitalization, liquidity and other factors. Only the stocks that pass all of the screens are included in the Intrinsic Value Portfolio.

Past Performance of Prior Standard & Poor's Intrinsic Value Portfolios

The chart below shows average annual total returns for the following Series, which assume annual "rollovers" into the next Portfolio. We've also included the returns for the most recently completed Portfolio of each Series:

    Series From Inception Through 6/30/98        Most Recently Completed Portfolio
-------------------------------------------------------------------------------------
     Inception      Series       Return          Inception      Series       Return
-------------------------------------------------------------------------------------
     11/21/96         C          17.02%          11/21/96-         C           7.08%
                                                 12/19/97
-------------------------------------------------------------------------------------
      4/2/97          A          24.87           4/2/97-           A          32.93
                                                 5/15/98
-------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Average annual total returns represent price changes plus dividends reinvested, divided by the initial public offering price, and reflect maximum sales charges and expenses. Returns for Series from Inception differ from Most Recently Completed Portfolio because they reflect a reduced sales charge on rollovers and different performance periods.

SELECT S&P INTRINSIC VALUE PORTFOLIO - 1998 SERIES B

Company                      Symbol Description                 % of Portfolio

ELECTRONIC COMPONENTS/SEMICONDUCTORS                                       18%

--------------------------------------------------------------------------------------------------------
Altera Corporation                  ALTR      Designs, manufactures and markets programmable logic
                                              devices and developmental tools.
--------------------------------------------------------------------------------------------------------
Applied Materials,                  AMAT      Develops, manufactures, markets and services wafer
Inc.                                          fabrication equipment and related spare parts for the
                                              semiconductor industry worldwide.
--------------------------------------------------------------------------------------------------------
Gentex Corporation                  GNTX      Designs, develops, manufactures and markets products
                                              using electro-optic technology.
--------------------------------------------------------------------------------------------------------
Intel Corporation                   INTC      Worldwide manufacturer and vendor or micro-computer
                                              components and related products.
--------------------------------------------------------------------------------------------------------
Linear Technology                   LLTC      Designs, manufacturers and markets linear integrated
Corporation                                   circuits for telecommunications applications.
--------------------------------------------------------------------------------------------------------
Maxim Integrated                    MXIM      Manufactures and sells linear and mixed-signal integrated
Products, Inc.                                circuits.  Provides key technology for communications
                                              and portable electronic markets.
--------------------------------------------------------------------------------------------------------
Xilinx, Inc.                        XLNX      Largest supplier of programmable logic devices and
                                              computer chips that can be custom-programmed by the
                                              user.
--------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES                                                         15%

--------------------------------------------------------------------------------------------------------
CMAC Investment                     CMT       The holding company for Commonwealth Mortgage
Corporation                                   Assurance Company, CMAC provides private mortgage
                                              insurance coverage.
--------------------------------------------------------------------------------------------------------
Franklin Resources,                 BEN       Franklin specializes in mutual fund operations, insurance
Inc.                                          products, and also manages real estate.
--------------------------------------------------------------------------------------------------------
Imperial Credit                    ICII       This diversified company offers a wide variety of
Industries, Inc.                              financial services and investment products through its
                                              subsidiaries.
--------------------------------------------------------------------------------------------------------
MGIC Investment                     MTG       One of the leading providers of mortgage insurance to
Corporation                                   lenders.
--------------------------------------------------------------------------------------------------------
Price (T. Rowe)                    TROW       An investment adviser to T. Rowe Price Mutual Funds,
Associates                                    other sponsored investment products and private accounts.
--------------------------------------------------------------------------------------------------------
SLM Holding                        SLM        Provides financial services, processing capabilities and
Corporation                                   information technology for educational institutions,
                                              lenders, students and others.
--------------------------------------------------------------------------------------------------------

INSURANCE                                                                  10%

--------------------------------------------------------------------------------------------------------
Exel Limited(1)                    XL         Provides property and casualty insurance to industrial,
                                              commercial and professional service firms and other
                                              enterprises on a worldwide basis.
--------------------------------------------------------------------------------------------------------
HSB Group, Inc.                    HSB        This holding company provides insurance against losses
                                              from accidents to boilers, pressure vessels and
                                              mechanical/electrical equipment.
--------------------------------------------------------------------------------------------------------
Mercury General                    MCY        A speciality writer of auto insurance for all risk
Corporation                                   classifications, Mercury operates primarily in California.
--------------------------------------------------------------------------------------------------------
Mutual Risk                        MM         Provides risk-management services for clients who need
Management, Ltd.(1)                           an alternative to commercial insurance for their risk
                                              exposure.
--------------------------------------------------------------------------------------------------------

      (1) This is a Bermuda corporation. The current annual dividends per share, if any, will not be subject to withholding tax.

MEDICAL/HEALTH CARE                                                        10%

--------------------------------------------------------------------------------------------------------
Ballard Medical                   BMP        Manufactures and markets specialized medical products
Products                                     which are sold to hospitals and medical facilities in 66
                                             countries.
--------------------------------------------------------------------------------------------------------
Biomet, Inc.                     BMET        Designs, develops, produces and markets products used
                                             primarily for orthopedic surgical and non-surgical
                                             therapy.
--------------------------------------------------------------------------------------------------------
Johnson & Johnson                JNJ         Manufactures and sells a variety of health care and other
                                             products including surgical instruments and non-
                                             prescription drugs.
--------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.           LNCR        Operating over 260 centers, Lincare supplies oxygen and
                                             other vital respiratory therapy services to in-home
                                             patients.
--------------------------------------------------------------------------------------------------------

AIRLINES                                                                    5%

--------------------------------------------------------------------------------------------------------
ASA Holdings, Inc.               ASAI       Operates Atlantic Southeast Airlines, Inc.  This regional
                                            air carrier offers service to 21 cities.
--------------------------------------------------------------------------------------------------------
Comair Holdings, Inc.            COMR       The holding company for Comair, Inc., a regional air
                                            carrier that serves approximately 80 cities.
--------------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS                                                          5%

--------------------------------------------------------------------------------------------------------
Ameritech                        AIT       Provides a variety of communication services including
Corporation                                local and long distance telephone, paging and on-line
                                           services.
--------------------------------------------------------------------------------------------------------
Tellabs, Inc.                   TLAB       Designs, manufactures, markets and services date, video and voice signals.
--------------------------------------------------------------------------------------------------------

INDUSTRIAL AUTOMATION/ROBOTICS                                              3%

--------------------------------------------------------------------------------------------------------
Cognex Corporation              CGNX       Designs, develops, manufactures and markets machine
                                           vision systems which automate the manufacturing of a wide
                                           range of items.
--------------------------------------------------------------------------------------------------------

NETWORKING PRODUCTS                                                         3%

--------------------------------------------------------------------------------------------------------
Adaptec, Inc.                   ADPT       Supplies management solutions that increase data transfer
                                           rates between personal computers, servers, peripherals and networks.
--------------------------------------------------------------------------------------------------------

BROADCAST SERVICES                                                          3%

--------------------------------------------------------------------------------------------------------
King World                      KWP        Produces and distributes syndicated TV programs including
Productions Inc.                           "The Oprah Winfrey Show".
--------------------------------------------------------------------------------------------------------

COMPUTER MEMORY DEVICES                                                     3%

--------------------------------------------------------------------------------------------------------
EMC Corporation                 EMC        Develops and markets new computer memory devices for
                                           information storage and retrieval.
--------------------------------------------------------------------------------------------------------

METAL PROCESSORS                                                            3%

--------------------------------------------------------------------------------------------------------
Kaydon Corporation              KDN        Designs, manufactures and sells custom-engineered products including filters, shaft seals, bearing systems and
                                           components.
--------------------------------------------------------------------------------------------------------

PRINTING/RELATED PRODUCTS                                                   3%

--------------------------------------------------------------------------------------------------------
Zebra Technologies             ZBRA        A globally distributed manufacturer of thermal transfer
Corporation                                demand label printers used in bar code applications, related supplies and software.
--------------------------------------------------------------------------------------------------------

MEDICAL/DRUGS                                                               3%

--------------------------------------------------------------------------------------------------------
American Home                  AHP         Discovers, develops, manufactures, distributes and sells
Products Corporation                       health care and agricultural products.
--------------------------------------------------------------------------------------------------------

MULTIMEDIA                                                                  3%

--------------------------------------------------------------------------------------------------------
Gannett Co., Inc.              GCI         Owns/operates 87 daily newspapers including USA Today,
                                           as well as 20 major market television stations and a cable division serving five states.
--------------------------------------------------------------------------------------------------------

COSMETICS/TOILETRIES                                                        3%

--------------------------------------------------------------------------------------------------------
International Flavors          IFF         Produces flavors and fragrances that are sold worldwide to
& Fragrances, Inc.                         manufacturers of soaps, cosmetics, perfumes, soft drinks
                                           and other products.
--------------------------------------------------------------------------------------------------------

COLLECTIBLES/GIFTS                                                          2%

--------------------------------------------------------------------------------------------------------
Department 56, Inc.            DFS         Designs, imports and distributes collectibles and other
                                           giftware products.
--------------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE                                                           2%

--------------------------------------------------------------------------------------------------------
Cognos, Inc.(2)               COGNF        Supplies business intelligence software and develops
                                           software tools for application development.
--------------------------------------------------------------------------------------------------------

      (2) This is a Canadian corporation. The current annual dividends per share, if any, will be subject to withholding tax.

BUILDING PRODUCTS                                                           2%

--------------------------------------------------------------------------------------------------------
Long Star Industries,          LCE         Produces cement, concrete, sand, gravel and precast
Inc.                                       concrete products.
--------------------------------------------------------------------------------------------------------

PUBLISHING/NEWSPAPERS                                                       2%

--------------------------------------------------------------------------------------------------------
Washington Post                WPO         Diversified media organization whose principal operations
(Class B)                                  include newspaper/magazine publishing, broadcasting and
                                           cable TV systems.
--------------------------------------------------------------------------------------------------------

AUTO MANUFACTURING                                                          2%

--------------------------------------------------------------------------------------------------------
Ford Motor                      F          Manufactures and sells cars, trucks and related parts and
Company                                    accessories worldwide.
--------------------------------------------------------------------------------------------------------

Defining Your Risks

The following are important facts to keep in mind when considering this investment. Please read them carefully. Your financial professional will be happy to answer any questions you may have.

o The Portfolio is designed for investors willing and able to assume the risks generally associated with equity investments with above-average price volatility.

o The Portfolio is not appropriate for investors seeking preservation of capital or current income.

o U.S. equity markets are at historic highs. There can be no assurance that these levels will continue, that the Portfolio will meet its objectives or that it will outperform general stock indexes, especially during periods of sharply rising stock prices.

o The value of your investment will fluctuate with the prices of the underlying stocks. There can be no assurance that these prices will not decrease.

Tax Reporting

The proceeds received when you sell this investment will reflect the deduction of the deferred sales charge and, after the initial offering period, the charge for organization costs. In addition, the annual statement and the relevant tax reporting forms you receive at year end will be based on the amount paid to you, net of the deferred sales charge and the charge for organization costs. Accordingly, you should not increase the tax basis in your units by the deferred sales charge or the charge for organization costs.

Generally, dividends and any gains will be subject to tax each year. Capital gains, if any, on assets held over a year will be taxed up to the maximum federal tax rate of 20% for the non-corporate tax payers.

However, on rollovers to future Portfolios, if available, investors will defer recognition of gains and losses on stocks that are transferred to the new
Portfolio.

Defining Your Costs

First-time investors pay an initial sales charge of about 1% when they buy.
In addition, all investors pay a deferred sales charge of $17.50 per 1,000 units, about 1.75%, deducted over the last 10 months of the Portfolio.

---------------------------------------------------------------------------
                                          As a % of Public      Amount Per
                                           Offering Price       1,000 Units
---------------------------------------------------------------------------
Initial Sales Charge                           1.00%              $10.00
---------------------------------------------------------------------------
Deferred Sales Charge                          1.75%              $17.50
                                               ----                -----
---------------------------------------------------------------------------
Maximum Sales Charge                           2.75%              $27.50
---------------------------------------------------------------------------
Estimated Annual Operating Expenses
(as of % of net assets)                        0.18%               $1.78
---------------------------------------------------------------------------
Estimated Organization Costs                                       $2.66
---------------------------------------------------------------------------

If you sell your units before termination, the remaining balance of your deferred sales charge will be deducted, along with the estimated costs of selling Portfolio securities from the proceeds you receive. If you roll over to a successor Portfolio, if available, the initial charge will be waived.

Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.

---------------------------------------------------------------------------
     Amount Purchased                 Total Sales Charge as a % of
                                          Public Offering Price
---------------------------------------------------------------------------
Less than $50,000                                 2.75%
---------------------------------------------------------------------------
$50,000 to $99,999                                2.50%
---------------------------------------------------------------------------
$100,000 to $249,999                              2.00%
---------------------------------------------------------------------------
$250,000 to $999,999                              1.75%
---------------------------------------------------------------------------
$1,000,000 or more                                1.00%
---------------------------------------------------------------------------

Defined Asset Funds
Buy with Knowledge o Hold with Confidence


Other Select Series

Select Ten Portfolio (DJIA)
Select Growth Portfolio
Select S&P Industrial Portfolio
Select S&P Industry Turnaround Portfolio
United Kingdom Portfolio (Financial Times Index)

Equity Investor Funds Concept Series

Premier American Portfolio
Premier World Portfolio
Tele-Global Trust 4
Utility Portfolio

Equity Investor Funds Index Series

S&P 500 Index Trust 2
S&P MidCap Index Trust

Other Defined Asset Funds

Corporate Income Funds
Government Securities Income Funds
Municipal Investment Trusts


Don't Delay
Call your financial professional for a free prospectus containing more complete information, including all charges and expenses. Read the prospectus carefully before you invest.

Units of the next Series are not yet available. Information herein is subject to amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This document shall not constitute an offer to buy nor shall there be any sale of these securities in any state in which such an offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of such state.

[LOGO] Printed on Recycled Paper                                  11571BR-8/98

[Copyright logo] 1998 Merrill Lynch, Pierce, Fenner & Smith Incorporated.
Member SIPC.

